SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting - The financial statements of the Plan are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimate
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties - The Plan utilizes various investment instruments, including mutual funds, common/collective investment trusts, and common stock. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

The Plan provides participants the ability to direct their account balances among multiple investment options, including actively and passively managed funds covering multiple asset classes. The underlying investments within these options are generally diversified among various financial instruments. Accordingly, the Plan’s exposure to investment concentrations is mitigated by the availability of participant-directed diversification.

The Plan also permits investment in The Buckle, Inc. common stock. Participants electing this investment option are exposed to risks associated with changes in the value of The Buckle, Inc. common stock

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition - The Plan’s investments are stated at fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Shares of mutual funds are valued at quoted market prices, which represent the net asset value ("NAV") of shares held by the Plan at year-end. Common/collective trusts ("CCTs") are valued at the NAV per share, which is based on the fair value of the underlying net assets. Buckle common stock is valued at the quoted market price as of the last trading day of the Plan year.

Shares in the Putnam Stable Value Fund are valued at NAV, which is based on the fair value of the underlying investments as determined by Putnam. The Putnam Stable Value Fund invests in a diversified portfolio including cash alternatives, traditional guaranteed investment contracts, and wrapped actively managed strategies which seeks to preserve principal and achieve high current income. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment in the Putnam Stable Value Fund at contract value. Contract value represents contributions made to the fund, plus credited earnings, less participant withdrawals and administrative expenses.

The net appreciation (depreciation) in fair value of investments is based on the fair value of the investments at the beginning of the year or cost, if purchased during the year. Net appreciation (depreciation) includes the Plan’s gains or losses on investments bought and sold as well as held during the year.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date.

Management fees and operating expenses charged to the Plan for investments in registered investment companies are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.

Notes Receivable from Participants
Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan Agreement.

Administrative Expenses	Administrative Expenses - Administrative expenses are paid by either the Company or the Plan, in accordance with the terms of the Plan Agreement.
Payment of Benefits	Payment of Benefits - Benefit payments to participants are recorded upon distribution.